Aircraft sublease receivables	12 Months Ended
Dec. 31, 2021
Disclosure of aircraft sublease receivables [Abstract]
Aircraft sublease receivables	AIRCRAFT SUBLEASE RECEIVABLES
8.1    Accounting policies
The sublease receivable is a transaction whereby the lessee, in this case the Company, subleases the asset that is the subject of a lease to a third party, thus becoming an intermediate lessor. IFRS 16 - Leases, requires an intermediate lessor to classify the sublease as finance or operating. Considering that the contracts entered into by the Company up to December 31, 2021 cover most of the term of the head lease, the subleases were accounted for as follows:
•Derecognition of the right-of-use asset related to the head lease and recognition of the rights arising from the sublease contracts at present value;
•Recognition of any difference between the right of use written off and the rights arising from the sublease contract at present value in statements of operations for the year;
•Maintenance of the lease obligations of the host contract in the statement of financial position;
•Recognition of financial income over the term of the sublease; and
•Recognition of financial expenses relating to obligations of the host lease contract.
8.2    Breakdown of aircraft sublease receivables

	December 31,
Description	2021	2020

2021	—	142,932
2022	92,092	62,547
2023	87,658	65,040
2024	87,817	65,188
2025	54,890	34,789
After 2025	4,615	1,994

Gross lease receivables	327,072	372,490
Accrued interest	(52,874)	(59,553)
Net lease receivables	274,198	312,937

Current	76,199	123,455
Non-current	197,999	189,482
As of December 31, 2021, the amount of R$16,980 was past due (R$34,457 as of December 31, 2020). No provision was established as the Company has higher obligations arising from the receipt of security deposits advanced by the sub-lessor, and therefore there is no expectation of non-realization of such assets.